UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: December 31, 2009*

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Southport Millennium Twenty Fund, L.P.

Address: c/o Dawson Capital Management Inc.
         354 Pequot Avenue
         Southport, CT 06890


13F File Number: 028-13189

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Thomas S. Galvin
Title:  CFO
Phone:  (203) 254-0091


Signature, Place, and Date of Signing

/S/ Thomas S. Galvin             Southport, CT              February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]


* Southport Millennium Twenty Fund, L.P. (the "Fund") ceased operations as of September 30, 2009. Accordingly, the Fund no longer exercises investment discretion over securities listed on the Securities and Exchange Commission's Official List of Section 13(f) Securities. This is the Fund's final Form 13F filing.

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number        Name

         028-03914          Dawson Capital Management, Inc.






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